Related Parties (Details) - Schedule of Amount of Revenue with Joint Venture - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Amount of Revenue with Joint Venture [Line Items]
Total revenue with each joint venture		$ 67,355	$ 72,748	$ 132,530
Compañía de Financiamiento Tuya S.A. [Member]
Schedule of Amount of Revenue with Joint Venture [Line Items]
Total revenue with each joint venture		44	369
Compañía de Financiamiento Tuya S.A. [Member] | Commercial Activation Recovery [Member]
Schedule of Amount of Revenue with Joint Venture [Line Items]
Total revenue with each joint venture		50,298	53,398	52,047
Compañía de Financiamiento Tuya S.A. [Member] | Yield on Bonus Coupons and Energy [Member]
Schedule of Amount of Revenue with Joint Venture [Line Items]
Total revenue with each joint venture		8,464	11,638	14,224
Compañía de Financiamiento Tuya S.A. [Member] | Lease of Real Estate [Member]
Schedule of Amount of Revenue with Joint Venture [Line Items]
Total revenue with each joint venture		4,176	4,520	4,886
Compañía de Financiamiento Tuya S.A. [Member] | Services [Member]
Schedule of Amount of Revenue with Joint Venture [Line Items]
Total revenue with each joint venture		1,370	1,837	923
Compañía de Financiamiento Tuya S.A. [Member] | Commissions on Means of Payment [Member]
Schedule of Amount of Revenue with Joint Venture [Line Items]
Total revenue with each joint venture		13,667	10,364	5,650
Compañía de Financiamiento Tuya S.A. [Member] | Reimbursement of Shared Expenses Collection of Coupons and Other [Member]
Schedule of Amount of Revenue with Joint Venture [Line Items]
Total revenue with each joint venture		4,697	5,407
Compañía de Financiamiento Tuya S.A. [Member] | Other Services [Member]
Schedule of Amount of Revenue with Joint Venture [Line Items]
Total revenue with each joint venture		1,784	2,329
Compañía de Financiamiento Tuya S.A. [Member]
Schedule of Amount of Revenue with Joint Venture [Line Items]
Total revenue with each joint venture		64,308	71,393	131,129
Compañía de Financiamiento Tuya S.A. [Member] | Corporate collaboration agreement [Member]
Schedule of Amount of Revenue with Joint Venture [Line Items]
Total revenue with each joint venture				59,049
Puntos Colombia S.A.S. [Member]
Schedule of Amount of Revenue with Joint Venture [Line Items]
Total revenue with each joint venture	[1]	43,986	62,403
Puntos Colombia S.A.S. [Member] | Services [Member]
Schedule of Amount of Revenue with Joint Venture [Line Items]
Total revenue with each joint venture		2,539	1,355	1,401
Puntos Colombia S.A.S. [Member] | Cost of Customer Loyalty Program [Member]
Schedule of Amount of Revenue with Joint Venture [Line Items]
Total revenue with each joint venture		103,763	100,301	83,649
Puntos Colombia S.A.S. [Member] | Redemption of Points [Member]
Schedule of Amount of Revenue with Joint Venture [Line Items]
Total revenue with each joint venture		37,926	33,805
Sara ANV S.A. [Member]
Schedule of Amount of Revenue with Joint Venture [Line Items]
Total revenue with each joint venture		2
Sara ANV S.A. [Member] | Employee Salary Recovery [Member]
Schedule of Amount of Revenue with Joint Venture [Line Items]
Total revenue with each joint venture		508
Sara ANV S.A. [Member] | Other Services [Member]
Schedule of Amount of Revenue with Joint Venture [Line Items]
Total revenue with each joint venture		227	368
Compañía de Financiamiento Tuya S.A. & Puntos Colombia S.A.S. [Member]
Schedule of Amount of Revenue with Joint Venture [Line Items]
Total revenue with each joint venture		117,430	110,665	$ 89,299
Compañía de Financiamiento Tuya S.A. [Member]
Schedule of Amount of Revenue with Joint Venture [Line Items]
Total revenue with each joint venture		6,481	7,736
Puntos Colombia S.A.S. & Sara ANV S.A. [Member]
Schedule of Amount of Revenue with Joint Venture [Line Items]
Total revenue with each joint venture		44,634	41,909
Amount of Revenue with Each Joint Venture [Member]
Schedule of Amount of Revenue with Joint Venture [Line Items]
Total revenue with each joint venture		$ 44,032	$ 62,772

[1]	Represents the balance arising from points (accumulations) issued.